REVENUE RECOGNITION (Tables)	9 Months Ended
Sep. 30, 2015
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	September 30,	December 31,
	2015	2014

	U.S. $ in millions
Rebates	$3,447	$2,842
Medicaid	1,370	1,099
Chargebacks	1,124	1,129
Returns	634	593
Other	184	186
	$6,759	$5,849